Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information
21.	SEGMENT INFORMATION
The Group’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”) who reviews separate financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. The Company’s chief operating decision maker does not review assets by segment in his resource allocation and therefore assets by segment are not disclosed below.
During the years ended December 31, 2022, 2023 and 2024, the Group determined that it operated in three operating segments namely Momo, Tantan and QOOL given that the related financial information is separately reviewed by the Group’s CEO. Momo’s services mostly include live video services, value-added services, mobile marketing services and mobile games derived from the Momo’s platform and other applications. Tantan’s services mainly include value-added services and live video services provided on Tantan’s platform. QOOL services mainly include advertisement services generated from the Group’s broadcasting of content television.
The Group’s chief operating decision maker uses each reporting segment’s net income to monitor budget versus actual results when making decisions about allocating resources and assessing performance of the Group. The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the year ended December 31, 2022

	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB

Net revenues:	11,335,094	1,367,853	1,225	12,704,172
Less:
Revenue Sharing	(6,011,685)	(350,408)	—
Other cost of revenues	(692,335)	(364,528)	(2,463)
Research and development	(737,380)	(268,839)	—
Sales and marketing	(1,346,692)	(721,889)	(5,036)
General and administrative	(547,798)	(33,234)	(14,974)
Interest expense	(83,530)	—	—
Income tax (expenses) benefits	(586,663)	24,382	—
Other segment items (note)	506,202	12,374	333

Net income (loss)	1,835,213	(334,289)	(20,915)	1,480,009

21.	SEGMENT INFORMATION - continued

	For the year ended December 31, 2023
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	10,798,507	1,196,559	7,257	12,002,323
Less:
Revenue Sharing	(5,735,947)	(344,000)	—
Other cost of revenues	(668,095)	(255,348)	(22,004)
Research and development	(664,340)	(220,250)	—
Sales and marketing	(1,138,505)	(268,652)	(7,792)
General and administrative	(467,537)	(26,482)	(8,460)
Interest expense	(62,223)	—	—
Income tax expenses	(623,844)	(6,179)	—
Other segment items (note)	463,441	5,124	465

Net income (loss)	1,901,457	80,772	(30,534)	1,951,695

	For the year ended December 31, 2024
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	9,661,414	900,685	872	10,562,971
Less:
Revenue Sharing	(5,253,389)	(242,842)	—
Other cost of revenues	(776,026)	(175,045)	(39)
Research and development	(643,457)	(160,968)	—
Sales and marketing	(1,103,475)	(220,966)	(5,339)
General and administrative	(473,778)	(32,868)	(1,012)
Interest expense	(127,846)	—	—
Income tax expenses	(843,640)	(1,349)	(33)
Other segment items (note)	534,938	3,642	94

Net income (loss)	974,741	70,289	(5,457)	1,039,573

Note: Other segment items includes other operating income, interest income, other gain or (loss), net, and share of income (loss) on equity method investments.
The following table presents interest income, share of income (loss) on equity method investments and depreciation and amortization expenses by segment for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31, 2022
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Interest income	368,051	544	284	368,879
Share of income on equity method investments	11,073	—	—	11,073
Depreciation and amortization expenses	85,391	26,550	190	112,131

	For the year ended December 31, 2023
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Interest income	435,451	713	89	436,253
Share of loss on equity method investments	(70,643)	—	—	(70,643)
Depreciation and amortization expenses	55,278	24,194	136	79,608

	For the year ended December 31, 2024
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Interest income	510,162	789	13	510,964
Share of income on equity method investments	59,216	—	—	59,216
Depreciation and amortization expenses	42,706	16,005	22	58,733

The following table presents revenues by geographic area based on the addresses of our customers of our users:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Chinese mainland	12,154,863	11,203,978	9,392,079
Overseas	549,309	798,345	1,170,892

Total	12,704,172	12,002,323	10,562,971

The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the
PRC.